UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

                       Read instructions at end of Form
                         before preparing Form. Please
                                print or type.


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1.  Name and address of issuer:

    Berkshire Capital Investment Trust
    475 Milan Drive
    Suite #103
    San Jose, California  95134
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2.  Name of each series or class of funds for which this notice is filed:

    Berkshire Capital Growth & Value Fund
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3.  Investment Company Act File Number:   811-08043

    Securities Act File Number:   333-21089
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4.  Last day of fiscal year for which this notice is filed:

    December 31, 1997
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

    [ ]
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    None
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    None
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9.  Number and aggregate sale price of securities sold during the fiscal year:
                                             NUMBER OF SHARES     SALE PRICE
    Berkshire Capital Growth & Value Fund    ----------------   -------------
                                                  11,607           $115,500
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

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                             NUMBER OF SHARES     SALE PRICE
    Berkshire Capital Growth & Value Fund    ----------------   -------------
                                                  11,607           $115,500
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                                             NUMBER OF SHARES     SALE PRICE
    Berkshire Capital Growth & Value Fund    ----------------   -------------
                                                    132             $1,138
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12. Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year in                         $115,500
           reliance on rule 24f-2 (from Item 10):             ---------------

    (ii)   Aggregate price of shares issued in
           connection with dividend reinvestment              +     1,138
           plans (from Item 11, if applicable):               ---------------

    (iii)  Aggregate price of shares redeemed or
           purchased during the fiscal year                   -
          (if applicable):                                    ---------------

    (iv)   Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to             +
           rule 24e-2 (if applicable):                        ---------------

    (v)    Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (i), plus
           line (ii), less line (iii), plus line                   116,638
           (iv)] (if applicable):                             ---------------

    (vi)   Multiplier prescribed by Section 6(b) of
           the Securities Act of 1933 or other
           applicable law or regulation (see                  x   .000295
           instruction C.6):                                  ---------------

    (vii)  Fee due [line (i) or line (v) multiplied                $34.41
           by line (vi)]:                                     ===============


Instruction:   Issuers should complete line (ii), (iii), (iv), and (v)
               only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instructions C.3.

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

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
    (17CFR 202.3a)

    [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    February 18, 1998
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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*      /s/  Malcolm R. Fobes III
                                   ----------------------------------------
                                   Malcolm R. Fobes III, Chairman/President
                                   ----------------------------------------

    Date    February 20, 1998
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    *Please print the name and title of the signing officer below the signature.